SHAREHOLDERS' EQUITY - Schedule of summary of performance stock units activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,504,773
Granted	1,872,823
Vested	(879,810)
Forfeited	(443,104)
Unvested the end of the year	3,054,682
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,120,275
Granted	1,462,333
Vested	(832,855)
Forfeited	(295,665)
Unvested the end of the year	2,454,088
Weighted-Average Grant Date Fair Value Per Share, Unvested at beginning of year | $ / shares	$ 138.1
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	208.8
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	210.4
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	160.9
Ending Weighted-Average Grant Date Fair Value Per Share, Unvested at end of year | $ / shares	$ 179.4
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	384,498
Granted	410,490
Vested	(46,955)
Forfeited	(147,439)
Unvested the end of the year	600,594
Weighted-Average Grant Date Fair Value Per Share, Unvested at beginning of year | $ / shares	$ 144.3
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	204.5
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	214.9
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	143.8
Ending Weighted-Average Grant Date Fair Value Per Share, Unvested at end of year | $ / shares	$ 186.8